SCHEDULE II Condensed Financial Information of Parent Company - Balance Sheets (Parenthetical) (Detail) - $ / shares	Sep. 30, 2018	Apr. 24, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheet Statements Captions [Line Items]
Common stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock authorized (in shares)	2,000,000,000	2,000,000,000	2,000,000,000
Common stock issued (in shares)	561,000,000	561,000,000	561,000,000
Common stock outstanding (in shares)	558,526,870		558,526,870
Parent
Consolidated Balance Sheet Statements Captions [Line Items]
Common stock par value (in dollars per share)			$ 0.01	$ 0.01